Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues (Note 9)		$ 506	$ 34
Cost of revenues (Note 9)		217	23
Gross profit (loss)		289	11
Sales and marketing		84	3
General and administrative	291	175	272
Operating profit (loss)	(291)	30	(264)
Financial income, net	39	12
Net profit (loss)	$ (252)	$ 42	$ (264)
Per share data-
Basic and Diluted earnings (loss)	$ (0.094)	$ 0.016	$ (0.098)
Shares used in computing earnings (loss) per ordinary share:
Basic and Diluted	2,690,857	2,690,857	2,690,857